Supplemental Cash Flow Information - Assets, Liabilities and Other Items of Camera Application Business Transferred in Connection with Deconsolidation (Detail) - JPY (¥) ¥ in Millions		May 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets			¥ 295,641	¥ 325,514
Cash and cash equivalents			217,345	256,978	¥ 123,606	¥ 134,698
Non-current assets			245,711	161,073
Current liabilities			(161,659)	(123,226)
Non-current liabilities			¥ (205,030)	¥ (154,847)
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Disclosure of Information About Unconsolidated Subsidiaries [Line Items]
Current assets		¥ 603
Cash and cash equivalents		581
Other current assets		22
Non-current assets		71
Current liabilities		(133)
Non-current liabilities		(334)
Total		207
Consideration received	[1]	10,651
Gain on transfer	[2]	¥ 10,444

[1]	This amount is solely for the newly issued common shares of Snow Corporation. This transaction is considered as a non-cash transaction.
[2]	This amount is included in "Other operating income" in the Group’s Consolidated Statements of Profit or Loss.